Schedule of Unvested Stock Option Activity (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options unvested, beginning of year		701,667	694,324
Number of options ending of year			701,667	694,324
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options unvested, beginning of year	166,666	366,666	392,326	412,500
Weighted Average Exercise Price Number of options unvested, beginning of year	$ 4.11	$ 2.13	$ 0.80	$ 4.15
Weighted average remaining contractual Term (years) uvested, ending of year	18 years 10 months 13 days	12 years 5 months 8 days	12 years 5 months 8 days	8 years 10 months 9 days	5 years 10 months 6 days
Aggregate intrinsic value unvested, beginning of year
Number of options granted			400,000	550,000
Weighted average exercise price granted			$ 0.47	$ 0.49
Aggregate intrinsic value granted
Number of options forfeited	(95)	(758)	(7,601)	(28,584)
Weighted average exercise price forfeited			$ 9.68	$ 17.71
Aggregate intrinsic value expired
Number of options vested	(99,905)	(299,242)	(413,884)	(541,590)
Weighted average exercise price vested	$ 0.47	$ 0.47	$ 1.90	$ 1.31
AWeighted average remaining contractual Term (years) vested	7 years 2 months 1 day	7 years 2 months 1 day	6 years 8 months 23 days	9 years 8 months 23 days
Aggregate intrinsic value vested
Number of options ending of year	66,666	66,666	366,666	392,326	412,500
Weighted average exercise price ending of year	$ 9.61	$ 9.61	$ 2.13	$ 0.80	$ 4.15
Weighted average remaining contractual term (years) unvested, end of year	36 years 2 months 19 days	36 years 2 months 19 days
Aggregate intrinsic value unvested, ending of year
Number of Options, Vested	99,905	299,242	413,884	541,590
Weighted average remaining contractual Term (years) granted			10 years 2 months 1 day	9 years 8 months 15 days
Number of options expired			(4,175)
Weighted average exercise price expired			$ 41.61
Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options unvested, beginning of year	155,001	335,001	166,789	97,831
Weighted Average Exercise Price Number of options unvested, beginning of year	$ 3.42	$ 1.83	$ 4.05	$ 3.89
Weighted average remaining contractual Term (years) uvested, ending of year	11 years 3 months 18 days	10 years 8 months 12 days	10 years 8 months 12 days	9 years 5 months 26 days	7 years 9 months 25 days
Aggregate intrinsic value unvested, beginning of year
Number of options granted			360,000	300,000
Weighted average exercise price granted			$ 0.46	$ 0.54
Aggregate intrinsic value granted
Number of options forfeited	(95)	(95)	(53,447)	(1,989)
Weighted average exercise price forfeited			$ 1.31
Aggregate intrinsic value expired
Number of options vested	(95)	(179,905)	(137,565)	(229,053)
Weighted average exercise price vested	$ 0.46	$ 0.46	$ 0.47	$ 0.82
AWeighted average remaining contractual Term (years) vested	10 years 2 months 4 days	10 years 2 months 4 days	9 years 5 months 19 days
Aggregate intrinsic value vested
Number of options ending of year	155,001	155,001	335,001	166,789	97,831
Weighted average exercise price ending of year	$ 3.42	$ 3.42	$ 1.83	$ 4.05	$ 3.89
Weighted average remaining contractual term (years) unvested, end of year	11 years 3 months 21 days	11 years 3 months 21 days
Aggregate intrinsic value unvested, ending of year
Number of Options, Vested	95	179,905	137,565	229,053
Weighted average remaining contractual Term (years) granted			10 years 2 months 4 days	9 years 8 months 4 days
Number of options expired			(776)
Weighted average exercise price expired			$ 145.24